Investment in a Joint Venture - Schedule of Joint Venture Investment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity interest amount (in Dollars and Dollars)	$ 352,068		$ 44,850
Equity interest percentage	14.92%
Lineowa Fashion and Life Style L.L.C [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest amount (in Dollars and Dollars)	$ 352,068		$ 44,850
Equity interest percentage	50.00%